Material Definitive Agreement as Amended and Reverse Acquisition (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2024	Jan. 19, 2024	Dec. 31, 2023	Nov. 02, 2023	Aug. 10, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 24, 2024	Jan. 31, 2024	Apr. 27, 2023	Mar. 31, 2023
Vested share						17,333	114,834	268,667	143,001
Restricted Investments		$ 100,000,000
Deployment costs		100,000,000
Additional paid in capital		$ 25,000,000	$ 43,410,653			$ 62,298,941		$ 62,298,941		$ 43,410,653	$ 40,675,063
Common stock, shares authorized	500,000,000		500,000,000			500,000,000		500,000,000		500,000,000	500,000,000	50,000,000		50,000,000	50,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares			260,000					104,000		104,000
Michael Farkas [Member]
Ownership percentage				20.00%
Common Stock [Member]
Stock issued during period acquisition											2,016
Common stock, shares authorized			500,000,000							500,000,000	500,000,000
Next NRG Holding Corp [Member]
Closing agreement description	(i) that the Company take the actions necessary to amend its certificate of incorporation to increase the number of authorized shares of Common Stock from 50,000,000 shares of Common Stock to 500,000,000 shares of Common Stock, (ii) the receipt of the requisite stockholder approval, (iii) the receipt of the requisite third-party consents and (iv) compliance with the rules and regulations of The Nasdaq Stock Market
Restricted Stock [Member]
Shares issued								88,336		104,699
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares										104,698	20,277
Next NRG Holding Corp [Member]
Membership interest					100.00%								100.00%
Additional paid in capital			$ 77,521							$ 77,521	$ 2,962
Common stock, shares authorized			100,000							100,000	100,000
Stat EI Inc [Member]
Vested share	50,000,000
Shares subject to forfeiture	50,000,000
Stat EI Inc [Member] | Restricted Stock [Member]
Vested share		50,000,000
Shares subject to forfeiture		50,000,000
Shares issued		25,000,000
Material Definitive Agreement [Member] | Common Stock [Member]
Shares, Issued					40,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares				14,000,000
Material Definitive Agreement [Member] | Common Stock [Member] | Electric Vehicle and Battery [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares				12,000,000
Material Definitive Agreement [Member] | Next NRG Holding Corp [Member]
Membership interest	100.00%				100.00%
Stock issued during period acquisition	100,000,000				40,000,000
Exchange Agreement [Member] | Stat EI Inc [Member] | Restricted Stock [Member]
Shares issued		25,000,000